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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        3/31/02
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Walnut Asset Management LLC
                 -------------------------------
   Address:      1617 JFK Blvd, Ste 500
                 -------------------------------
                 Phila, Pa 19103
                 -------------------------------

                 -------------------------------

Form 13F File Number:
                      ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Deborah Williams
         -------------------------------
Title:   Senior Vice President
         -------------------------------
Phone:   215-789-6168
         -------------------------------

Signature, Place, and Date of Signing:

Deborah Williams                   Phila, PA            January 28, 2002
-------------------------------    ------------------   ----------------
[Signature]                        [City, State]        [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report,

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        and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name

        ---------------             ------------------------------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                   0
                                                          --------------------
Form 13F Information Table Entry Total:                            169
                                                           --------------------

Form 13F Information Table Value Total:                     $  256,968
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] NONE

     No.       Form 13F File Number         Name

     ------    --------------------         ---------------------------------

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
                                                             FORM 13F INFORMATION TABLE

                                                            VALUE   SHARES/ SH/PUT/  INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS   CUSIP    (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------
AOL Time Warner Inc            Common           00184A105      512    21649 SH       SOLE                    21649

AT&T Corp                      Common           001957109     2464   156966 SH       SOLE                   156966

AT&T Wireless                  Common           001957406      176    19678 SH       SOLE                    19678

Abbott Laboratories            Common           002824100     1380    26242 SH       SOLE                    26242

Agilent Tech                   Common           00846U101      418    11945 SH       SOLE                    11945

Air Products & Chemicals       Common           009158106     1589    30774 SH       SOLE                    30774

Albertsons Inc                 Common           013104104      762    22993 SH       SOLE                    22993

Alcoa Inc.                     Common           013817101     3154    83565 SH       SOLE                    83565

Alltel Corp                    Common           020039103      493     8880 SH       SOLE                     8880

AmeriCredit Corp               Common           03060R101      304     8000 SH       SOLE                     8000

American Express               Common           025816109      398     9725 SH       SOLE                     9725

American Intl Group            Common           026874107     2519    34924 SH       SOLE                    34924

Amgen Corp                     Common           031162100     2028    33985 SH       SOLE                    33985

Anheuser Busch Cos             Common           035229103     1310    25100 SH       SOLE                    25100

Automatic Data Processing      Common           053015103     2356    40434 SH       SOLE                    40434

Avery Dennison Corp            Common           053611109     1434    23500 SH       SOLE                    23500

Avon Products Inc              Common           054303102      493     9083 SH       SOLE                     9083

BP PLC Spons ADR               Common           055622104     3606    67907 SH       SOLE                    67907

Bank Of New York               Common           064057102      714    17000 SH       SOLE                    17000

Bank One Corp                  Common           06423A103      798    19093 SH       SOLE                    19093

Bank of America                Common           060505104      542     7961 SH       SOLE                     7961

Baxter International           Common           071813109      262     4400 SH       SOLE                     4400

Beckman Coulter                Common           075811109     2270    44455 SH       SOLE                    44455

Becton Dickinson               Common           075887109     1760    46656 SH       SOLE                    46656

Bellsouth Corp                 Common           079860102      955    25898 SH       SOLE                    25898

Berkshire Hathaway Cl B        Common           084670207      824      348 SH       SOLE                      348

Blackrock Invt Qual Term       Common           09247J102      143    15500 SH       SOLE                    15500

                                       1

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Blackrock Municipal Target Ter Common           09247M105      167    15800 SH       SOLE                    15800

Blackrock Strategic Term       Common           09247P108      325    33500 SH       SOLE                    33500

Bristol Myers Squibb           Common           110122108     3977    98234 SH       SOLE                    98234

Burlington Resources           Common           122014103      368     9188 SH       SOLE                     9188

CVS Corp                       Common           126650100     1044    30414 SH       SOLE                    30414

Cabot Corp                     Common           127055101     1826    49565 SH       SOLE                    49565

Cabot Microelectronics         Common           12709P103      959    14180 SH       SOLE                    14180

Carpenter Technology           Common           144285103      307    10600 SH       SOLE                    10600

Caterpillar Inc                Common           149123101      256     4500 SH       SOLE                     4500

CenturyTel Inc                 Common           156700106      471    13856 SH       SOLE                    13856

ChevronTexaco Corp             Common           166764100     4725    52344 SH       SOLE                    52344

Chubb Corp                     Common           171232101     2394    32753 SH       SOLE                    32753

Cigna Corp                     Common           125509109     1085    10705 SH       SOLE                    10705

Cisco Systems                  Common           17275R102      324    19160 SH       SOLE                    19160

Citigroup Inc                  Common           172967101     2923    59034 SH       SOLE                    59034

Coca Cola Co                   Common           191216100     1752    33524 SH       SOLE                    33524

Colgate Palmolive              Common           194162103      582    10190 SH       SOLE                    10190

Comcast Corp Cl A Special      Common           200300200     3389   106578 SH       SOLE                   106578

Commerce Bancorp NJ            Common           200519106      752    16744 SH       SOLE                    16744

Commerce Bancshares            Common           200525103      246     5573 SH       SOLE                     5573

ConAgra Foods Inc              Common           205887102     2055    84723 SH       SOLE                    84723

Corning Inc                    Common           219350105      154    20200 SH       SOLE                    20200

Deere & Co                     Common           244199105      909    19960 SH       SOLE                    19960

Dentsply International         Common           249030107      889    24000 SH       SOLE                    24000

Dial Corp                      Common           25247D101      189    10500 SH       SOLE                    10500

Disney Walt Co                 Common           254687106      349    15102 SH       SOLE                    15102

Dow Chemical Co                Common           260543103      380    11611 SH       SOLE                    11611

E.I. Du Pont                   Common           263534109     5343   113316 SH       SOLE                   113316

Eastman Chemical               Common           277432100      210     4314 SH       SOLE                     4314

Eastman Kodak Co               Common           277461109      521    16725 SH       SOLE                    16725

El Paso Corporation            Common           28336L109      202     4592 SH       SOLE                     4592

Elan Corp Plc ADR              Common           284131208      174    12500 SH       SOLE                    12500

Electronic Data Systems        Common           285661104      316     5453 SH       SOLE                     5453

                                       2

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Emerson Electric               Common           291011104     4493    78297 SH       SOLE                    78297

Equitable Resources            Common           294549100      299     8600 SH       SOLE                     8600

Ericsson (L.M.) Tel Cl B ADR   Common           294821400       47    11200 SH       SOLE                    11200

Exxon Mobil Corp               Common           30231G102    10440   238194 SH       SOLE                   238194

Fannie Mae                     Common           313586109      320     4000 SH       SOLE                     4000

First Financial Holdings       Common           320239106      515    19000 SH       SOLE                    19000

FleetBoston Financial          Common           339030108      956    27310 SH       SOLE                    27310

Ford Motor                     Common           345370860      265    16079 SH       SOLE                    16079

Fortune Brands                 Common           349631101      390     7900 SH       SOLE                     7900

General Electric               Common           369604103    10198   272317 SH       SOLE                   272317

General Mills                  Common           370334104      544    11127 SH       SOLE                    11127

General Motors                 Common           370442105     2246    37155 SH       SOLE                    37155

General Motors Cl H            Common           370442832      183    11125 SH       SOLE                    11125

Gillette Co                    Common           375766102      296     8700 SH       SOLE                     8700

GlaxoSmithKline PLC ADS        Common           37733W105     1183    25179 SH       SOLE                    25179

Guidant Corp                   Common           401698105      660    15237 SH       SOLE                    15237

H.J. Heinz                     Common           423074103     3342    80530 SH       SOLE                    80530

Hewlett Packard                Common           428236103      771    43000 SH       SOLE                    43000

Home Depot Inc                 Common           437076102      275     5650 SH       SOLE                     5650

Household International        Common           441815107      253     4450 SH       SOLE                     4450

IMS Health Inc                 Common           449934108      231    10300 SH       SOLE                    10300

InfoSpace Inc                  Common           45678T102       17    10920 SH       SOLE                    10920

Intel Corp                     Common           458140100     1197    39350 SH       SOLE                    39350

International Business Machine Common           459200101     8707    83718 SH       SOLE                    83718

International Paper            Common           460146103     1673    38895 SH       SOLE                    38895

J.P. Morgan Chase & Co         Common           46625H100     3275    91852 SH       SOLE                    91852

Johnson & Johnson              Common           478160104    15191   233886 SH       SOLE                   233886

KB Home                        Common           48666K109      521    12000 SH       SOLE                    12000

Kimberly-Clark Corp            Common           494368103     2265    35028 SH       SOLE                    35028

Koninkijke Philips Elec Reg Sh Common           500472303     2345    77614 SH       SOLE                    77614

Liberty All-Star Equity Fd     Common           530158104      145    13170 SH       SOLE                    13170

Liberty Media Corp A           Common           530718105      786    62188 SH       SOLE                    62188

                                       3



Lilly Eli & Co                 Common           532457108     1291    16946 SH       SOLE                    16946

Lucent Technologies            Common           549463107      986   208448 SH       SOLE                   208448

MBIA Inc                       Common           55262C100     1366    24975 SH       SOLE                    24975

Marsh & McLennan               Common           571748102     2034    18041 SH       SOLE                    18041

Marshall & Ilsley Corp         Common           571834100      632    10151 SH       SOLE                    10151

McDonald's Corp                Common           580135101      558    20100 SH       SOLE                    20100

McGraw-Hill Inc                Common           580645109      304     4450 SH       SOLE                     4450

Medtronic                      Common           585055106      467    10325 SH       SOLE                    10325

Mellon Financial               Common           58551A108     1502    38929 SH       SOLE                    38929

Mercantile Bankshares          Common           587405101      202     4675 SH       SOLE                     4675

Merck & Co                     Common           589331107    10668   185279 SH       SOLE                   185279

Merrill Lynch                  Common           590188108     1248    22540 SH       SOLE                    22540

Microsoft Corp                 Common           594918104     2361    39140 SH       SOLE                    39140

Minnesota Mining & Mfg         Common           604059105     6154    53510 SH       SOLE                    53510

Morgan Stanley Dean Witter Dis Common           617446448      714    12465 SH       SOLE                    12465

Motorola Inc                   Common           620076109     1824   128425 SH       SOLE                   128425

MuniHldgs Florida Insd         Common           62624W105      250    19000 SH       SOLE                    19000

MuniYield PA Fund              Common           62630V109      573    42000 SH       SOLE                    42000

Nextel Communications Cl A     Common           65332V103       61    11400 SH       SOLE                    11400

Norfolk Southern               Common           655844108      736    30736 SH       SOLE                    30736

Nuveen Muni Advantage Fd       Common           67062H106      412    28800 SH       SOLE                    28800

Nuveen Pa Invt Qual Muni Fd    Common           670972108      520    36690 SH       SOLE                    36690

Nuveen Pa Premium Income Muni  Common           67061F101      638    45800 SH       SOLE                    45800

Oracle Corp                    Common           68389X105      220    17206 SH       SOLE                    17206

PNC Financial Services         Common           693475105     3133    50948 SH       SOLE                    50948

PPG Industries                 Common           693506107      355     6468 SH       SOLE                     6468

PPL Corporation                Common           69351T106      723    18258 SH       SOLE                    18258

Pall Corp                      Common           696429307     2505   122263 SH       SOLE                   122263

Parkvale Financial             Common           701492100      266    10610 SH       SOLE                    10610

Penn Treaty American Corp      Common           707874103      118    21000 SH       SOLE                    21000

Pepsico Inc                    Common           713448108     5129    99598 SH       SOLE                    99598

Pfizer Inc.                    Common           717081103     1566    39417 SH       SOLE                    39417

Pharmacia Corp                 Common           71713U102      874    19380 SH       SOLE                    19380

                                       4



Philadelphia Suburban          Common           718009608      294    12498 SH       SOLE                    12498

Philip Morris Co               Common           718154107     3026    57448 SH       SOLE                    57448

Pitney Bowes                   Common           724479100      526    12300 SH       SOLE                    12300

Procter & Gamble               Common           742718109     6656    73886 SH       SOLE                    73886

Public Service Enterprise      Common           744573106      367     8011 SH       SOLE                     8011

Qwest Communications Intl      Common           749121109      208    25302 SH       SOLE                    25302

RadioShack Corp                Common           750438103      688    22900 SH       SOLE                    22900

Raytheon Company               Common           755111507      611    14875 SH       SOLE                    14875

Rohm & Haas                    Common           775371107     1062    25117 SH       SOLE                    25117

Royal Dutch Petroleum          Common           780257804     2442    44965 SH       SOLE                    44965

S&P MidCap 400 Dep Rec         Common           595635103      282     2856 SH       SOLE                     2856

SBC Communications             Common           78387G103     2539    67820 SH       SOLE                    67820

Safeway Inc                    Common           786514208      950    21100 SH       SOLE                    21100

Sara Lee Corp                  Common           803111103      263    12680 SH       SOLE                    12680

Schering-Plough Corp           Common           806605101      553    17668 SH       SOLE                    17668

Schlumberger Ltd               Common           806857108     1954    33225 SH       SOLE                    33225

SouthTrust Corp                Common           844730101      230     8700 SH       SOLE                     8700

Sprint Corp                    Common           852061100      413    27022 SH       SOLE                    27022

Sprint Corp PCS Group          Common           852061506      114    11110 SH       SOLE                    11110

State Street Corp              Common           857477103      583    10520 SH       SOLE                    10520

Sun Microsystems               Common           866810104      668    75710 SH       SOLE                    75710

Suntrust Banks                 Common           867914103      826    12384 SH       SOLE                    12384

Sysco Corp                     Common           871829107      304    10200 SH       SOLE                    10200

Teco Energy Inc                Common           872375100      458    16000 SH       SOLE                    16000

Teleflex Inc                   Common           879369106      231     4227 SH       SOLE                     4227

Texas Instruments              Common           882508104     3024    91350 SH       SOLE                    91350

Transocean Sedco Forex         Common           G90078109      352    10579 SH       SOLE                    10579

Tyco International             Common           902124106      409    12666 SH       SOLE                    12666

U.S. Restaurant Properties     Common           902971100      193    14000 SH       SOLE                    14000

Unilever NV                    Common           904784709      228     4015 SH       SOLE                     4015

Union Pacific                  Common           907818108      222     3570 SH       SOLE                     3570

Unocal Corp                    Common           915289102     1563    40129 SH       SOLE                    40129

                                       5



Valero Energy Corp             Common           91913Y100     1172    23660 SH       SOLE                    23660

Van Kampen Pa Qual Muni Tr     Common           920924107      553    35000 SH       SOLE                    35000

Varian Medical Systems         Common           92220P105      736    18000 SH       SOLE                    18000

Verizon Communications         Common           92343V104     7480   162261 SH       SOLE                   162261

Vishay Intertechnology         Common           928298108     1032    50738 SH       SOLE                    50738

Vulcan Materials Co            Common           929160109     1234    25956 SH       SOLE                    25956

Wachovia Corp                  Common           929903102     2889    77903 SH       SOLE                    77903

Wal-Mart Stores                Common           931142103      893    14569 SH       SOLE                    14569

Waters Corp                    Common           941848103      215     7700 SH       SOLE                     7700

Wells Fargo & Co               Common           949746101     4064    82275 SH       SOLE                    82275

Williams Cos                   Common           969457100     2432   103232 SH       SOLE                   103232

Wyeth                          Common           983024100     4377    66677 SH       SOLE                    66677

                                       6